Organization and Principal Activities - Financial Performance and Cash flows of the Vies and subsidiaries of Vies (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues	¥ 1,552,645	$ 237,953	¥ 3,587,695	¥ 4,981,705
Cost of revenues	475,378	72,855	1,241,932	1,540,633
Net income	416,732	63,866	(313,977)	1,166,909
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(68,761)	(10,538)	5,506	44,624
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Revenues	659,626	101,092	586,404	508,576
Cost of revenues	194,103	29,748	335,912	319,297
Net income	8,825	1,352	88,559	33,805
Net cash (used in) provided by operating activities	(36,196)	(5,547)	62,401	(12,198)
Net cash provided by (used in) investing activities	21,168	3,244	(69,386)	(24,941)
Net cash provided by financing activities				¥ 19,500
Effect of exchange rate changes on cash, cash equivalents and restricted cash	¥ (53)	$ (8)	¥ 121